Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Purchase And Sale Agreements
The purchase and sale agreements are detailed below:

	June 30, 2015		December 31, 2014
	Book Value of	Due From	Book Value of	Due From
	Loans which	Shepherd’s	Loans which	Shepherd’s
	Served as	Finance to Loan	Served as	Finance to Loan
	Collateral	Purchaser	Collateral	Purchaser
Loan purchaser
1st Financial Bank, USA	$1,358	$607	$–	$–
Seven Kings Holdings, Inc.	628	222	–	–

Total	$1,986	$829	$–	$–

RollForward of notes outstanding
			Six Months
	Six Months Ended	Year Ended	Ended
	June 30,	December 31,	June 30,
	2015	2014	2014

Notes outstanding, beginning of period	$5,427	$1,739	$1,739
Notes issued	1,804	4,119	2,367
Note repayments / redemptions	(540)	(431)	(49)

Notes outstanding, end of period	$6,691	$5,427	$4,057

	Year Ended December 31, 2014	Year Ended December 31, 2013

Notes outstanding, beginning of period	$1,739	$2
Notes issued	4,119	1,737
Note repayments / redemptions	431	–

Notes outstanding, end of period	$5,427	$1,739

Maturities of outstanding notes
Year Maturing	Amount Maturing

2015	$129
2016	1,648
2017	1,811
2018	2,140
2019	963

Total	$6,691

Year Maturing	Amount Maturing

2015	$168
2016	944
2017	1,675
2018	2,640

Total	$5,427